INTANGIBLE ASSETS (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about intangible assets [line items]
Percentage of increasing weighted average cost of capital (WACC)	0.50%
Percentage of decreasing annual growth rate	0.50%
Additional impairment charges of weighted average cost of capital	$ 0.7
Additional impairment charges of decreasing annual growth rate	0.6
Agalimmune Ltd. [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets acquired	6.7
Biokine Therapeutics Ltd [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets acquired	$ 15.0
Percentage of payment to be made	40% to 20%
Impairment loss	$ 1.0